INCOME AND SOCIAL CONTRIBUTION TAXES (Details 5) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Social Contribution Taxes
Income before income tax and social contribution tax		R$ 4,121	R$ 4,699
Income tax and social contribution tax - nominal expense (34%)		(1,401)	(1,597)
Tax effects applicable to:
Gain in subsidiaries by equity method (net of effects of Interest on Equity)		182	6
Tax incentives		62	63
Difference between Presumed Income and Real Income		97	146
Non-deductible penalties		(45)	(23)
Interest on equity declared		722	325
Estimated credit losses from related parties		234
Realization of goodwill (Note 32)		108
Income arising from the Light sale			154
Others		15	(20)
Income tax and Social Contribution - effective gain (expense)		(26)	(946)
Current tax		(950)	(1,156)	R$ (684)
Deferred tax		924	210	R$ (252)
Income tax and social contribution tax - effective expense		R$ (26)	R$ (946)
Effective rate	8.80%	0.63%	20.12%